Trade and Other Payables (Details) - Schedule of trade and other payables - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of trade and other payables [Abstract]
Trade payables (content and service providers)	$ 6,075,269	$ 5,374,423
Accrued content acquisition and royalty costs	8,481,666	7,944,971
Social security and taxes payable	358,702	761,227
Withholding taxes payable	11,008	223,098
Other accrued expenses	969,662	451,537
Other payables	307,757	202,486
Total payables	16,204,064	14,957,742
Foreign exchange gains	(311,935)	(547,935)
Total	$ 15,892,129	$ 14,409,807